Submission	May 13, 2026
Submission [Line Items]
Central Index Key	0001659166
Registrant Name	Fortive Corp
Registration File Number	333-272489
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES